Income Taxes - Reconciliation of Effective Income Tax Rate to Federal Rate (Detail)		3 Months Ended	12 Months Ended
	Jan. 01, 2018	Dec. 29, 2018	Sep. 29, 2018	Sep. 30, 2017	Oct. 01, 2016
Income Tax Disclosure [Abstract]
Federal income tax rate	35.00%	21.00%	24.50%	35.00%	35.00%
State taxes, net of federal benefit			1.90%	1.70%	1.80%
Domestic production activity deduction			(1.40%)	(2.10%)	(1.60%)
Earnings in jurisdictions taxed at rates different from the statutory U.S. federal rate			(1.10%)	(1.60%)	(1.10%)
Tax Act			(11.50%)	0.00%	0.00%
Other, including tax reserves and related interest			(1.10%)	(0.90%)	0.10%
Effective Income Tax Rate, Continuing Operations, Total			11.30%	32.10%	34.20%